Intangible Assets - Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	$ 13,012	$ 14,699
Additions	8,675	101
Amortisation	(120)	(135)
Impairment (refer note 12(c )	(4,159)	(1,914)
Foreign exchange movements	(99)	261
Closing value end of the year	17,287	13,012		$ 13,012
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	348	1,957
Additions	32	101
Amortisation	(17)	(64)
Impairment (refer note 12(c )	(64)	(1,650)
Foreign exchange movements	(1)	4
Closing value end of the year	276	348		348
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	201	536
Additions	119
Amortisation	(103)	(71)
Impairment (refer note 12(c )		(264)
Foreign exchange movements		0
Closing value end of the year	217	201		201
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	12,463	12,206
Additions	2,726
Amortisation
Impairment (refer note 12(c )	(696)
Foreign exchange movements	(98)	257
Closing value end of the year	14,395	12,463		12,463
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year
Additions	5,798
Amortisation
Impairment (refer note 12(c )	(3,399)
Foreign exchange movements
Closing value end of the year	2,399
Bendon Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	13,012		$ 14,575	14,680	$ 17,381	$ 16,683
Additions			351	118	475	1,093
Amortisation			(178)	(306)	(323)	(891)
Impairment (refer note 12(c )				(1,914)	(2,157)
Foreign exchange movements			(68)	434	(801)	496
Closing value end of the year		13,012	14,680	13,012	14,575	17,381
Bendon Limited [Member] | Software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	348		2,196	2,048	2,315	2,081
Additions				106	211	1,093
Amortisation			(148)	(163)	(316)	(787)
Impairment (refer note 12(c )				(1,650)
Foreign exchange movements				7	(14)	(72)
Closing value end of the year		348	2,048	348	2,196	2,315
Bendon Limited [Member] | Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	201		274	596	17	117
Additions			351	12	264
Amortisation			(30)	(143)	(7)	(104)
Impairment (refer note 12(c )				(264)
Foreign exchange movements			1			4
Closing value end of the year		201	596	201	274	17
Bendon Limited [Member] | Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year	12,463		12,105	12,036	12,702	12,274
Additions
Amortisation
Impairment (refer note 12(c )
Foreign exchange movements			(69)	427	(597)	428
Closing value end of the year		12,463	12,036	12,463	12,105	12,702
Bendon Limited [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at the beginning of the year					2,347	2,211
Additions
Amortisation
Impairment (refer note 12(c )					(2,157)
Foreign exchange movements					(190)	136
Closing value end of the year						$ 2,347